Fair Value Measurements (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jun. 06, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair value of warrants	$ 1,260			$ (1,260)
Contingent warrant liability		$ 0		$ 0		$ 0